                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-2503

                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 2/28

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DIVERSIFIED BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
FEBRUARY 28, 2009


RIVERSOURCE DIVERSIFIED BOND FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT INCOME
WHILE CONSERVING THE VALUE OF THE INVESTMENT FOR THE
LONGEST PERIOD OF TIME.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   36

Statement of Operations............   38

Statements of Changes in Net
  Assets...........................   40

Financial Highlights...............   42

Notes to Financial Statements......   51

Proxy Voting.......................   71





--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Diversified Bond Fund (the Fund) Class A shares declined 3.76%
  (excluding sales charge) for the 6 months ended Feb. 28, 2009.

> The Fund underperformed its benchmark, the unmanaged Barclays Capital U.S.
  Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index), which gained 1.88% for the semiannual period.

> The Fund outperformed its peer group, as represented by the Lipper
  Intermediate Investment Grade Index, which declined 4.63% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2009)
--------------------------------------------------------------------------------

                            6 months*  1 year  3 years  5 years  10 years
-------------------------------------------------------------------------
RiverSource Diversified
  Bond Fund Class A
  (excluding sales charge)    -3.76%   -6.01%   +1.40%   +1.87%   +3.62%
-------------------------------------------------------------------------
Barclays Capital U.S.
  Aggregate Bond Index
  (unmanaged)(1)              +1.88%   +2.06%   +4.95%   +4.00%   +5.61%
-------------------------------------------------------------------------
Lipper Intermediate
  Investment Grade
  Index(2)                    -4.63%   -7.00%   +1.05%   +1.66%   +4.23%
-------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
2  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT FEB. 28, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  10/3/74)                  -3.76%    -6.01%   +1.40%   +1.87%   +3.62%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -4.12%    -6.72%   +0.64%   +1.10%   +2.84%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -4.12%    -6.72%   +0.56%   +1.10%     N/A       +3.22%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                   -3.36%    -5.66%   +1.77%     N/A      N/A       +2.31%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                 -3.85%    -6.17%     N/A      N/A      N/A       -0.19%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                 -3.73%    -5.93%     N/A      N/A      N/A       +0.08%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  -3.52%    -5.73%   +1.54%   +2.02%   +3.77%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 -3.40%    -5.52%     N/A      N/A      N/A       +0.43%
-------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                  -3.80%    -6.10%     N/A      N/A      N/A       -0.17%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  10/3/74)                  -8.29%   -10.43%   -0.23%   +0.86%   +3.09%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -8.82%   -11.22%   -0.58%   +0.76%   +2.84%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -5.06%    -7.62%   +0.56%   +1.10%     N/A       +3.22%
-------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AT MARCH 31, 2009
                                                                            SINCE
Without sales charge      6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  10/3/74)                  -0.26%   -2.83%   +2.40%   +2.13%   +3.74%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -0.85%   -3.78%   +1.55%   +1.32%   +2.94%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -0.63%   -3.76%   +1.62%   +1.36%     N/A       +3.42%
------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                   -0.29%   -2.69%   +2.68%   +2.49%     N/A       +2.64%
------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                 -0.39%   -3.21%     N/A      N/A      N/A       +0.67%
------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                 -0.26%   -2.97%     N/A      N/A      N/A       +0.94%
------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  -0.23%   -2.96%   +2.45%   +2.23%   +3.87%        N/A
------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 -0.10%   -2.75%     N/A      N/A      N/A       +1.21%
------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                  -0.30%   -3.12%     N/A      N/A      N/A       +0.70%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  10/3/74)                  -5.04%   -7.47%   +0.72%   +1.13%   +3.21%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -5.71%   -8.41%   +0.32%   +0.97%   +2.94%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -1.60%   -4.69%   +1.62%   +1.36%     N/A       +3.42%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X              HIGH
           X              MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     6.8 years
--------------------------------------
Effective duration(2)        3.9 years
--------------------------------------
Weighted average bond
  rating(3)                         AA
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                     Total       Net
                     fund        fund
                   expenses  expenses(a)
----------------------------------------
Class A              0.95%      0.83%
----------------------------------------
Class B              1.71%      1.59%
----------------------------------------
Class C              1.70%      1.58%
----------------------------------------
Class I              0.55%      0.47%
----------------------------------------
Class R2             1.34%      1.27%
----------------------------------------
Class R3             1.08%      1.02%
----------------------------------------
Class R4             0.85%      0.77%
----------------------------------------
Class R5             0.59%      0.52%
----------------------------------------
Class W              0.99%      0.92%
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.83% for Class A, 1.59% for Class B, 1.58% for Class C, 0.47% for Class I, 1.27% for Class R2, 1.02% for Class R3, 0.77% for Class R4, 0.52% for Class R5 and 0.92% for Class W.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR DIVERSIFICATION (at Feb. 28, 2009; % of portfolio assets)
---------------------------------------------------------------------

Asset-Backed                                0.9%
------------------------------------------------
Commercial Mortgage-Backed                  5.0%
------------------------------------------------
Consumer Discretionary                      1.4%
------------------------------------------------
Consumer Staples                            1.9%
------------------------------------------------
Energy                                      4.1%
------------------------------------------------
Financials                                  2.5%
------------------------------------------------
Foreign Government                          0.6%
------------------------------------------------
Health Care                                 0.8%
------------------------------------------------
Industrials                                 1.4%
------------------------------------------------
Materials                                   1.1%
------------------------------------------------
Mortgage-Backed                            34.7%
------------------------------------------------
Telecommunication                           8.2%
------------------------------------------------
U.S. Government Obligations & Agencies     17.7%
------------------------------------------------
Utilities                                   6.6%
------------------------------------------------
Other(1)                                   13.1%
------------------------------------------------


(1) Cash & Cash Equivalents. Of the 13.1%, 7.1% is due to security lending activity and 6.0% is the Fund's cash equivalent position.

QUALITY BREAKDOWN
(at Feb. 28, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                  63.5%
------------------------------------------------
AA bonds                                    1.4%
------------------------------------------------
A bonds                                    10.3%
------------------------------------------------
BBB bonds                                  16.4%
------------------------------------------------
Non-investment grade bonds                  8.4%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.2% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
6  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Feb. 28, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                SEPT. 1, 2008  FEB. 28, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  962.40        $4.06           .83%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.79        $4.18           .83%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  958.80        $7.76          1.59%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.00        $8.00          1.59%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  958.80        $7.72          1.58%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.05        $7.95          1.58%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  966.40        $2.30           .47%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.59        $2.37           .47%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  961.50        $6.16          1.26%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.65        $6.34          1.26%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  962.70        $4.94          1.01%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.90        $5.09          1.01%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  964.80        $3.77           .77%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.09        $3.88           .77%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  966.00        $2.55           .52%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.34        $2.62           .52%

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                SEPT. 1, 2008  FEB. 28, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  962.00        $4.50           .92%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.34        $4.63           .92%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Feb. 28, 2009: -3.76% for Class A, -4.12% for Class B, -4.12% for Class C, -3.36% for Class I, -3.85% for Class R2, -3.73% for Class R3, -3.52% for Class R4, -3.40%. for
    Class R5, and -3.80% for Class W.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

FEB. 28, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (109.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%          $1,790,000          $1,448,774
 06-15-35                               6.63            2,543,000(s)        1,795,122
Petroleos de Venezuela
 04-12-17                               5.25            3,534,000           1,325,250
                                                                      ---------------
Total                                                                       4,569,146
-------------------------------------------------------------------------------------

SOVEREIGN (0.6%)(c)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75            1,670,000(d)          592,434
Republic of Argentina
 09-12-13                               7.00            2,762,000             911,460
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00            3,350,000(e)           86,095
Republic of Colombia
 01-27-17                               7.38            1,495,000           1,491,263
 09-18-37                               7.38            1,320,000           1,207,800
Republic of El Salvador
 06-15-35                               7.65            1,313,000(d)          932,230
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              742,000(d)          571,340
 10-12-35                               8.50              987,000(d)          730,380
 01-17-38                               7.75              850,000(d)          578,000
Republic of Philippines
 01-15-16                               8.00              425,000             450,500
 01-14-31                               7.75            1,979,000           1,919,630
Republic of Turkey
 09-26-16                               7.00              450,000             418,500
 04-03-18                               6.75            1,429,000           1,253,948
 03-17-36                               6.88            3,506,000           2,620,734
Republic of Uruguay
 05-17-17                               9.25              678,000             727,155
Republic of Venezuela
 02-26-16                               5.75              714,000             339,150
 05-07-23                               9.00            1,600,000             788,000
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              715,000             411,125
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63            1,592,000           1,309,420
Russian Federation
 03-31-30                               7.50              968,240(d)          852,051
                                                                      ---------------
Total                                                                      18,191,215
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (22.8%)
Federal Farm Credit Bank
 10-17-12                               4.50            1,060,000           1,140,900
Federal Home Loan Mtge Corp
 03-15-09                               5.75              170,000             170,404
 05-28-10                               2.38            1,160,000(s)        1,174,370
 07-17-15                               4.38           75,935,000(s)       80,769,781
 04-16-37                               6.00           46,875,000          47,332,172
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                               5.00           31,666,000          29,895,459
Federal Natl Mtge Assn
 01-02-14                               5.13           46,467,000(s)       47,528,678
 04-15-15                               5.00           37,060,000          40,827,149
 07-15-37                               5.63            5,345,000           5,977,929
U.S. Treasury
 06-30-10                               2.88            6,195,000(s,v)      6,362,699
 10-31-10                               1.50           37,665,000          38,006,320
 02-28-11                               0.88            5,485,000(g)        5,469,587
 01-31-14                               1.75           42,565,000(s)       42,095,934
 02-28-14                               1.88           63,115,000(g)       62,681,400
 02-15-19                               2.75           41,760,000(s)       40,716,000
 02-15-29                               5.25           56,935,000          66,578,366
 02-15-38                               4.38           33,045,000(s)       36,442,423
 05-15-38                               4.50           13,740,000(s)       15,599,187


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00%         $63,403,498(i,s)    $63,062,656
 01-15-15                               1.63          107,977,380(i,s)    103,653,388
                                                                      ---------------
Total                                                                     735,484,802
-------------------------------------------------------------------------------------

ASSET-BACKED (1.1%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            7,000,000(h)        6,660,942
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            4,775,000(d)        4,504,179
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,930,545           1,446,994
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               0.73            1,544,127(j)        1,072,381
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04            4,149,997(d,h)      3,844,036
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            9,650,000(d,h)      6,923,201
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
 10-25-25                               1.47            1,106,078(h,j)      1,060,107
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               0.00            9,525,000(m)          952,500
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88           15,000,000(m)        2,636,715
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                              29.68           11,700,000(m)        1,458,405
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                              50.00            6,800,000(m)          586,160
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57            3,340,220           3,171,774
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31            1,500,000(r)          132,895
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              980,000(r)           68,940
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01            1,435,000(r)           87,766
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                               0.65            1,050,000(j)          511,416
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                               5.24            2,135,000(h)        1,791,202
                                                                      ---------------
Total                                                                      36,909,613
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (6.4%)(f)
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45           13,425,000           8,603,876
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00            1,600,399           1,502,614
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57              475,000             415,047
Bear Stearns Commercial Mtge Securities
 Series 2007-PW16 Cl A1
 06-11-40                               5.59           10,138,179           9,807,680
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68           12,775,000          12,340,499


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43%          $3,150,000          $2,100,966
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23            3,225,000           2,543,080
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03              648,018             646,303
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               0.75            2,700,000(d,j)      1,438,418
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18            7,400,000           7,190,634
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60            3,800,000           3,255,737
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82            1,289,603           1,150,379
Federal Natl Mtge Assn #555806
 10-01-13                               5.10              413,318             429,441
Federal Natl Mtge Assn #725217
 02-01-14                               4.78              999,994           1,025,558
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              352,839             365,985
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77              400,000             309,107
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77            1,330,758(d)        1,319,657
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            3,100,000(d)        2,744,301
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88            3,550,000           3,131,121
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55              375,000             267,475
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               1.29            9,050,000(d,j)      5,575,050
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80            9,800,000           1,388,464
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            2,382,613           2,138,993
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97            1,582,539           1,430,348
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            7,419,000           6,355,002
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                               5.10              425,000             353,951
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            4,150,000           4,004,309
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            8,309,531           7,587,935
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00           14,900,000           7,159,729
JPMorgan Chase Commercial Mtge Securities
 Series 2006-CB17 Cl A1
 12-12-43                               5.28            6,168,220           5,981,683
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            9,225,000           7,111,840
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP8 Cl A4
 05-15-45                               5.40               50,000              30,629
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            6,000,000           3,528,692
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90           11,225,000           3,807,392


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20%          $4,725,000(d)         $289,769
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            4,700,000           4,178,408
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A6
 08-15-29                               5.02            3,500,000           2,748,277
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86            5,100,000           3,881,054
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            5,500,000           3,397,770
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61            1,135,389             968,140
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
 11-12-37                               5.08              808,578             796,480
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71            2,309,719           2,158,234
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34            2,110,948           2,078,386
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            5,200,000           4,853,878
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80            3,675,000           2,826,332
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               5.88            6,200,000           3,855,625
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.09            9,475,000           6,988,416
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08           18,750,000(d)       15,843,623
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                               3.89              553,861             552,476
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            5,017,000           4,189,752
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56           29,675,000          18,000,201
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            3,200,000           2,506,327
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            5,475,000           4,260,310
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            1,425,000             861,938
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34            8,655,000           2,874,307
                                                                      ---------------
Total                                                                     205,151,598
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (44.6%)(f,p)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.17            5,616,482(k)        3,064,223
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                               0.64              821,768(k)          163,730
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            6,079,977           4,242,902
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                               6.00            7,789,109           6,876,326


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00%         $15,551,892          $8,308,113
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25              288,686(d,o)         31,755
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                               6.00            1,911,368           1,001,975
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10            6,475,000(d,k)      3,842,861
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,741,780           1,559,982
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                               5.00            7,050,854           5,257,569
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               7.73            5,334,610(m)          723,026
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75            3,020,886           2,954,804
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                               5.50           14,555,981          11,378,684
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
 11-25-35                               6.00           11,165,890           5,685,881
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            4,512,137           2,790,493
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            6,112,454           5,254,290
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            7,776,264           3,987,769
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00            8,820,000           5,497,761
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00           10,068,221           6,723,341
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                               6.00           14,018,211           7,188,721
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                               6.50           17,614,243           9,433,940
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                               0.82              908,607(j)          203,601
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.97           15,650,499(j)        1,690,263
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            5,661,441(d)        4,140,371


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.32%          $3,606,348(k)       $1,551,091
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
 11-25-18                               6.00            1,494,950           1,338,448
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
 06-25-37                               0.58              245,317(j)          219,923
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                               0.00           24,456,548(b,m,q)           --
Federal Home Loan Mtge Corp
 03-01-39                               4.50           15,000,000(g)       15,014,070
 03-01-39                               5.00           65,000,000(g)       65,995,279
 03-01-39                               5.50           26,000,000(g)       26,625,612
 03-01-39                               6.00           30,000,000(g)       31,054,686
Federal Home Loan Mtge Corp #170216
 03-01-17                               8.50                5,379               5,796
Federal Home Loan Mtge Corp #1B3592
 09-01-37                               6.02            5,432,946(k)        5,654,731
Federal Home Loan Mtge Corp #284190
 01-01-17                               8.00                  215                 228
Federal Home Loan Mtge Corp #290970
 04-01-17                               8.00                7,621               8,064
Federal Home Loan Mtge Corp #295114
 06-01-17                               8.50                3,319               3,576
Federal Home Loan Mtge Corp #540861
 09-01-19                               8.50               31,006              33,523
Federal Home Loan Mtge Corp #A00304
 04-01-21                               9.00               36,259              39,963
Federal Home Loan Mtge Corp #A12692
 10-01-32                               6.00               68,314              71,630
Federal Home Loan Mtge Corp #A13854
 09-01-33                               6.00              114,257             119,618
Federal Home Loan Mtge Corp #B10254
 10-01-18                               5.50              326,529             340,236
Federal Home Loan Mtge Corp #B12280
 02-01-19                               5.50              186,713             194,551
Federal Home Loan Mtge Corp #C00103
 03-01-22                               8.50               87,648              95,165
Federal Home Loan Mtge Corp #C00144
 08-01-22                               8.50               79,121              85,914
Federal Home Loan Mtge Corp #C00356
 08-01-24                               8.00              295,078             313,187
Federal Home Loan Mtge Corp #C00666
 10-01-28                               7.00               38,125              40,768
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            1,369,899           1,410,324
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00              104,581             109,023
Federal Home Loan Mtge Corp #C62993
 01-01-32                               6.50              830,362             875,961
Federal Home Loan Mtge Corp #C63552
 01-01-32                               6.50            1,386,839           1,471,803
Federal Home Loan Mtge Corp #C64703
 03-01-32                               6.50              791,315             840,394
Federal Home Loan Mtge Corp #C67723
 06-01-32                               7.00              644,746             690,529
Federal Home Loan Mtge Corp #C77372
 03-01-33                               6.00              227,902             238,356
Federal Home Loan Mtge Corp #C78031
 04-01-33                               5.50            7,641,004           7,891,310
Federal Home Loan Mtge Corp #C79930
 06-01-33                               5.50            6,528,141           6,712,037
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            5,942,921           6,179,891
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50            4,319,570           4,436,793
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50              810,728             849,061
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50            3,160,227           3,298,128
Federal Home Loan Mtge Corp #E74288
 12-01-13                               6.00               84,308              88,385
Federal Home Loan Mtge Corp #E79810
 11-01-14                               7.50              658,214             696,798
Federal Home Loan Mtge Corp #E90216
 05-01-17                               6.00              874,056             917,142


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00%          $7,294,934          $7,564,300
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            7,739,130           8,027,807
Federal Home Loan Mtge Corp #G00286
 02-01-25                               8.00              120,140             127,513
Federal Home Loan Mtge Corp #G01108
 04-01-30                               7.00            2,286,415           2,445,005
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00              243,233             259,752
Federal Home Loan Mtge Corp #G01441
 07-01-32                               7.00            2,135,666           2,280,707
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00            8,660,830           9,072,925
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00           25,291,895          25,738,737
Federal Home Loan Mtge Corp #G03419
 07-01-37                               6.00            8,697,328           9,013,771
Federal Home Loan Mtge Corp #G30225
 02-01-23                               6.00            8,055,219           8,378,555
Federal Home Loan Mtge Corp #H01724
 09-01-37                               6.00            1,464,651           1,510,650
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              84.62              263,512(m)            8,622
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              77.27            5,918,349(m)          405,965
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
 03-15-22                               7.00              160,204             160,022
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            7,366,110           7,506,145
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50            2,828,069           3,026,848
Federal Natl Mtge Assn
 03-01-24                               4.50           40,500,000(g)       41,208,750
 03-01-24                               5.00           20,800,000(g)       21,385,000
 03-01-39                               4.50          170,000,000(g)      170,318,749
 03-01-39                               5.00           35,975,000(g)       36,593,338
 03-01-39                               5.50           44,500,000(g)       45,584,688
 03-01-39                               6.00           29,400,000(g)       30,364,673
 03-01-39                               7.00           30,000,000(g)       31,668,750
Federal Natl Mtge Assn #125479
 04-01-27                               7.50              192,239             205,940
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              262,665             282,734
Federal Natl Mtge Assn #190944
 05-01-24                               6.00            4,559,117           4,741,000
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              216,166             235,428
Federal Natl Mtge Assn #231309
 09-01-23                               6.50               64,865              68,538
Federal Natl Mtge Assn #231310
 09-01-23                               6.50              351,905             371,831
Federal Natl Mtge Assn #250330
 09-01-25                               8.00              209,156             222,958
Federal Natl Mtge Assn #250495
 03-01-26                               7.00              432,434             462,599
Federal Natl Mtge Assn #250765
 12-01-26                               8.00              165,080             175,964
Federal Natl Mtge Assn #251116
 08-01-27                               8.00              210,355             224,056
Federal Natl Mtge Assn #252440
 05-01-29                               7.00              166,613             178,093
Federal Natl Mtge Assn #252498
 06-01-29                               7.00                4,669               4,991
Federal Natl Mtge Assn #253883
 08-01-16                               6.00            1,979,485           2,075,573
Federal Natl Mtge Assn #254236
 03-01-17                               6.50            1,189,502           1,246,465
Federal Natl Mtge Assn #254383
 06-01-32                               7.50              304,900             325,762


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254587
 12-01-22                               5.50%            $451,064            $464,588
Federal Natl Mtge Assn #254802
 07-01-18                               4.50            2,201,853           2,253,688
Federal Natl Mtge Assn #254916
 09-01-23                               5.50            8,407,926           8,650,832
Federal Natl Mtge Assn #255788
 06-01-15                               5.50            2,465,473           2,570,028
Federal Natl Mtge Assn #256135
 02-01-36                               5.50            3,334,922           3,399,810
Federal Natl Mtge Assn #268071
 01-01-24                               6.50               97,527             103,050
Federal Natl Mtge Assn #303226
 02-01-25                               8.00               86,825              92,418
Federal Natl Mtge Assn #313049
 08-01-11                               8.50              219,245             220,733
Federal Natl Mtge Assn #323715
 05-01-29                               6.00              358,453             373,704
Federal Natl Mtge Assn #323933
 09-01-29                               7.00            3,179,220           3,398,276
Federal Natl Mtge Assn #408207
 01-01-28                               6.50              107,552             114,229
Federal Natl Mtge Assn #455791
 01-01-29                               6.50              403,512(v)          426,299
Federal Natl Mtge Assn #489888
 05-01-29                               6.50            1,589,889           1,678,682
Federal Natl Mtge Assn #493945
 04-01-29                               6.50               69,725              73,539
Federal Natl Mtge Assn #496029
 01-01-29                               6.50            1,578,678           1,667,831
Federal Natl Mtge Assn #518159
 09-01-14                               7.00              264,559             276,354
Federal Natl Mtge Assn #545008
 06-01-31                               7.00            2,030,734           2,177,051
Federal Natl Mtge Assn #545342
 04-01-13                               7.00              201,553             202,248
Federal Natl Mtge Assn #545684
 05-01-32                               7.50              244,892             261,804
Federal Natl Mtge Assn #545868
 08-01-32                               7.00               81,566              87,544
Federal Natl Mtge Assn #545869
 07-01-32                               6.50            1,651,944           1,751,495
Federal Natl Mtge Assn #545885
 08-01-32                               6.50            3,105,610           3,305,549
Federal Natl Mtge Assn #545910
 08-01-17                               6.00            3,370,188           3,522,451
Federal Natl Mtge Assn #555340
 04-01-33                               5.50              234,417             242,665
Federal Natl Mtge Assn #555343
 08-01-17                               6.00            3,271,105           3,427,845
Federal Natl Mtge Assn #555375
 04-01-33                               6.00           18,910,821(v)       19,732,513
Federal Natl Mtge Assn #555458
 05-01-33                               5.50           17,302,012          17,750,826
Federal Natl Mtge Assn #555528
 04-01-33                               6.00           13,192,150          13,703,935
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            6,859,768           7,012,073
Federal Natl Mtge Assn #555794
 09-01-28                               7.50              683,590             732,000
Federal Natl Mtge Assn #567840
 10-01-30                               7.00            1,068,646           1,142,278
Federal Natl Mtge Assn #582154
 05-01-31                               6.50               92,202              97,236
Federal Natl Mtge Assn #587859
 12-01-16                               5.50            3,028,635           3,157,668
Federal Natl Mtge Assn #597374
 09-01-31                               7.00              638,803             684,832
Federal Natl Mtge Assn #606882
 10-01-31                               7.00              673,054             719,442
Federal Natl Mtge Assn #611831
 02-01-31                               7.50               31,524              33,760
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              217,666             228,232
Federal Natl Mtge Assn #634650
 04-01-32                               7.50              115,133             123,011
Federal Natl Mtge Assn #638969
 03-01-32                               5.50            1,243,950           1,287,932
Federal Natl Mtge Assn #643362
 04-01-17                               6.50              395,421             414,356
Federal Natl Mtge Assn #646147
 06-01-32                               7.00            2,522,329           2,704,070
Federal Natl Mtge Assn #646446
 06-01-17                               6.50              851,324             892,092


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #649068
 06-01-17                               6.50%          $1,450,567          $1,535,699
Federal Natl Mtge Assn #649263
 08-01-17                               6.50            1,455,629           1,540,796
Federal Natl Mtge Assn #650009
 09-01-31                               7.50               48,883              52,349
Federal Natl Mtge Assn #654208
 10-01-32                               6.50            1,692,471           1,783,819
Federal Natl Mtge Assn #654682
 10-01-32                               6.00            1,014,822           1,051,700
Federal Natl Mtge Assn #654689
 11-01-32                               6.00            1,153,300           1,197,778
Federal Natl Mtge Assn #656908
 09-01-32                               6.50            1,432,535           1,523,161
Federal Natl Mtge Assn #661815
 10-01-32                               6.00              117,977             122,936
Federal Natl Mtge Assn #662061
 09-01-32                               6.50            2,211,410           2,330,767
Federal Natl Mtge Assn #667604
 10-01-32                               5.50              242,349             249,403
Federal Natl Mtge Assn #667787
 02-01-18                               5.50            1,177,847           1,225,820
Federal Natl Mtge Assn #670382
 09-01-32                               6.00            8,642,883           8,978,181
Federal Natl Mtge Assn #670387
 08-01-32                               7.00            1,044,853           1,116,875
Federal Natl Mtge Assn #677089
 01-01-33                               5.50              508,631             523,436
Federal Natl Mtge Assn #678028
 09-01-17                               6.00            4,147,737           4,346,483
Federal Natl Mtge Assn #678065
 02-01-33                               6.50              366,042             389,245
Federal Natl Mtge Assn #678937
 01-01-18                               5.50            1,998,770           2,086,970
Federal Natl Mtge Assn #678941
 02-01-18                               5.50            2,420,000           2,525,592
Federal Natl Mtge Assn #679095
 04-01-18                               5.00            4,177,861           4,320,605
Federal Natl Mtge Assn #680961
 01-01-33                               6.00              480,737             500,925
Federal Natl Mtge Assn #681080
 02-01-18                               5.00              769,240             795,523
Federal Natl Mtge Assn #681166
 04-01-32                               6.50              310,626             327,586
Federal Natl Mtge Assn #681400
 03-01-18                               5.50            3,786,857           3,947,874
Federal Natl Mtge Assn #682825
 01-01-33                               6.00            1,373,917           1,427,218
Federal Natl Mtge Assn #683100
 02-01-18                               5.50              133,932             139,733
Federal Natl Mtge Assn #683116
 02-01-33                               6.00              218,451             226,926
Federal Natl Mtge Assn #684586
 03-01-33                               6.00            2,688,155           2,801,240
Federal Natl Mtge Assn #686172
 02-01-33                               6.00            2,309,585           2,399,185
Federal Natl Mtge Assn #686528
 02-01-33                               6.00            2,887,975           3,009,786
Federal Natl Mtge Assn #687051
 01-01-33                               6.00            8,903,577           9,193,805
Federal Natl Mtge Assn #689026
 05-01-33                               5.50            1,042,726           1,078,355
Federal Natl Mtge Assn #689093
 07-01-28                               5.50            2,981,399           3,086,813
Federal Natl Mtge Assn #694628
 04-01-33                               5.50            5,694,715(v)        5,901,333
Federal Natl Mtge Assn #694795
 04-01-33                               5.50            6,545,615(v)        6,778,640
Federal Natl Mtge Assn #694988
 03-01-33                               5.50            9,103,557           9,413,100
Federal Natl Mtge Assn #695202
 03-01-33                               6.50            3,212,505           3,381,879
Federal Natl Mtge Assn #695909
 05-01-18                               5.50            1,672,673           1,744,649
Federal Natl Mtge Assn #699424
 04-01-33                               5.50            3,809,804           3,944,964
Federal Natl Mtge Assn #702427
 04-01-33                               5.50            3,154,992           3,263,724
Federal Natl Mtge Assn #704005
 05-01-33                               5.50              871,941             896,776
Federal Natl Mtge Assn #705655
 05-01-33                               5.00              417,056             425,909
Federal Natl Mtge Assn #709093
 06-01-33                               6.00              142,783             148,233


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #709901
 06-01-18                               5.00%            $397,588            $413,282
Federal Natl Mtge Assn #710823
 05-01-33                               5.50              584,715             606,212
Federal Natl Mtge Assn #711503
 06-01-33                               5.50              100,465             103,638
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            2,127,198           2,188,653
Federal Natl Mtge Assn #723687
 08-01-28                               5.50            3,622,787           3,750,878
Federal Natl Mtge Assn #725232
 03-01-34                               5.00           16,639,331          16,992,545
Federal Natl Mtge Assn #725424
 04-01-34                               5.50            1,551,737           1,595,934
Federal Natl Mtge Assn #725425
 04-01-34                               5.50           23,215,472          23,847,905
Federal Natl Mtge Assn #725431
 08-01-15                               5.50               94,094              98,397
Federal Natl Mtge Assn #725684
 05-01-18                               6.00            7,358,480           7,700,247
Federal Natl Mtge Assn #725813
 12-01-33                               6.50            8,314,850           8,753,235
Federal Natl Mtge Assn #726940
 08-01-23                               5.50               69,305              71,899
Federal Natl Mtge Assn #730153
 08-01-33                               5.50              983,454           1,011,465
Federal Natl Mtge Assn #735212
 12-01-34                               5.00           17,639,619          17,997,530
Federal Natl Mtge Assn #735224
 02-01-35                               5.50           28,971,586          29,796,758
Federal Natl Mtge Assn #735578
 06-01-35                               5.00           17,365,759          17,707,260
Federal Natl Mtge Assn #735841
 11-01-19                               4.50            1,468,839           1,500,664
Federal Natl Mtge Assn #738921
 11-01-32                               6.50              766,506             814,699
Federal Natl Mtge Assn #743262
 10-01-18                               5.00            2,605,710           2,703,922
Federal Natl Mtge Assn #743347
 10-01-33                               6.00               82,902              86,469
Federal Natl Mtge Assn #743579
 11-01-33                               5.50              259,616             267,010
Federal Natl Mtge Assn #745355
 03-01-36                               5.00           16,685,338(v)       17,013,458
Federal Natl Mtge Assn #745563
 08-01-34                               5.50            1,284,190           1,320,767
Federal Natl Mtge Assn #747642
 11-01-28                               5.50            2,323,429           2,405,579
Federal Natl Mtge Assn #753074
 12-01-28                               5.50            6,451,454           6,679,559
Federal Natl Mtge Assn #753091
 12-01-33                               5.50            3,745,612           3,852,295
Federal Natl Mtge Assn #757581
 01-01-19                               5.50              800,966             833,589
Federal Natl Mtge Assn #759342
 01-01-34                               6.50            1,292,204           1,366,875
Federal Natl Mtge Assn #765759
 12-01-18                               5.00            2,535,049           2,621,663
Federal Natl Mtge Assn #766641
 03-01-34                               5.00            5,903,170           6,022,946
Federal Natl Mtge Assn #776962
 04-01-29                               5.00           15,231,209          15,648,776
Federal Natl Mtge Assn #779676
 06-01-34                               5.00            1,992,024           2,032,443
Federal Natl Mtge Assn #804442
 12-01-34                               6.50            1,121,372           1,178,392
Federal Natl Mtge Assn #831870
 11-01-36                               6.50            1,435,481           1,503,314
Federal Natl Mtge Assn #844445
 12-01-35                               5.50           13,563,611          13,924,500
Federal Natl Mtge Assn #845109
 05-01-36                               6.00           23,985,089          24,818,143
Federal Natl Mtge Assn #878661
 02-01-36                               5.50            1,567,425           1,596,128
Federal Natl Mtge Assn #881629
 02-01-36                               5.50            1,039,752           1,058,793
Federal Natl Mtge Assn #882063
 06-01-36                               6.50            3,006,165           3,173,929
Federal Natl Mtge Assn #886291
 07-01-36                               7.00            6,140,338           6,518,205
Federal Natl Mtge Assn #909214
 07-01-38                               7.00            1,757,923           1,858,019
Federal Natl Mtge Assn #915770
 03-01-37                               6.50            2,798,240           2,930,312


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #928860
 11-01-37                               8.00%          $1,206,262          $1,276,886
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                              25.56           13,294,868(m)        1,654,899
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              33.07            2,539,745(m)          224,534
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              59.90              699,272(m)           37,751
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only Series 43 Cl 1
 09-01-18                               2.72                9,874(n)            9,240
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00            2,654,174           2,805,044
Govt Natl Mtge Assn
 03-01-39                               5.50           19,000,000(g)       19,475,095
 03-01-39                               6.00           50,000,000(g)       51,671,899
Govt Natl Mtge Assn #345538
 02-15-24                               8.00               91,808              99,064
Govt Natl Mtge Assn #398831
 08-15-26                               8.00              119,597             129,194
Govt Natl Mtge Assn #423782
 05-15-26                               7.50              300,757             324,352
Govt Natl Mtge Assn #425004
 10-15-33                               5.50            3,242,584           3,343,298
Govt Natl Mtge Assn #426170
 06-15-26                               8.00              103,347             111,640
Govt Natl Mtge Assn #567717
 06-15-32                               7.50               15,127              16,345
Govt Natl Mtge Assn #595256
 12-15-32                               6.00            5,291,135           5,505,512
Govt Natl Mtge Assn #604580
 08-15-33                               5.00            3,161,997           3,239,673
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            8,165,718           8,419,343
Govt Natl Mtge Assn #606844
 09-15-33                               5.00            7,798,669           7,990,245
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                              47.25            6,016,572(m)          448,582
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             452.28              806,214(m)           11,657
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               0.81              262,493(k)           48,666
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                               0.72              899,464(k)          225,045
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               0.80           65,790,560(b,m)              1
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                               6.72           29,573,246(m)          302,818
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                               5.78            5,691,211(k)        2,896,974
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50           18,379,591           8,190,405


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00%          $4,912,293          $4,313,607
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00            2,798,399           2,471,877
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            3,961,675           3,665,713
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            5,469,938           4,892,928
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                               5.50              950,000             741,072
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
 04-25-37                               0.65              937,136(j)          371,880
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00            4,878,249           2,861,921
Residential Funding Mtge Securities I
 Collateralized Mtge Obligation
 Series 2005-S6 Cl A8
 08-25-35                               5.25           19,610,507          14,682,220
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                               5.91              635,027(k)          322,817
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50           11,569,068           9,911,438
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                               5.28            5,030,953(k)        3,383,582
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00           24,746,056          18,452,245
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50            1,878,576           1,468,518
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50            9,943,952           7,203,151
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11           10,408,662(k)        6,411,180
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                               6.00           13,860,300           9,691,381
                                                                      ---------------
Total                                                                   1,439,552,318
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
Moog
 Sr Sub Nts
 06-15-18                               7.25              915,000(d)          823,500
-------------------------------------------------------------------------------------

BANKING (1.7%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                               6.37              975,000(c,d)        903,094
Bank of America
 Sr Unsecured
 05-01-18                               5.65           17,400,000(s)       14,795,914
Citigroup
 Sr Unsecured
 02-14-11                               5.13            4,235,000           3,925,379
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50            6,365,000(s)        6,297,268


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                               6.00%          $5,090,000          $4,920,070
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63           15,595,000          10,760,837
Wells Fargo & Co
 Sr Unsecured
 12-11-17                               5.63           13,050,000(s)       12,386,786
                                                                      ---------------
Total                                                                      53,989,348
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88              755,000(b,g,r)       98,150
 05-02-18                               6.88            9,285,000(b,r)      1,207,050
                                                                      ---------------
Total                                                                       1,305,200
-------------------------------------------------------------------------------------

CHEMICALS (0.4%)
Airgas
 10-01-18                               7.13            2,695,000(d)        2,560,250
Chemtura
 06-01-16                               6.88            2,710,000(b)        1,219,500
INVISTA
 Sr Unsecured
 05-01-12                               9.25            9,676,000(d)        8,853,540
NALCO
 11-15-11                               7.75            1,415,000           1,400,850
                                                                      ---------------
Total                                                                      14,034,140
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (--%)
West Corp
 10-15-14                               9.50              875,000             612,500
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.3%)
Clorox
 Sr Unsecured
 10-15-12                               5.45            4,620,000           4,705,343
Jarden
 05-01-17                               7.50            4,550,000           3,503,500
Visant
 10-01-12                               7.63              370,000             345,025
                                                                      ---------------
Total                                                                       8,553,868
-------------------------------------------------------------------------------------

ELECTRIC (5.7%)
Alabama Power
 Sr Unsecured
 03-01-39                               6.00            2,570,000(g)        2,551,239
Aquila
 Sr Unsecured
 07-01-12                              11.88            1,675,000           1,767,125
CenterPoint Energy
 Houston Electric LLC
 Series U
 03-01-14                               7.00            8,230,000           8,512,001
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88           13,575,000          14,997,198
Consumers Energy
 1st Mtge
 09-15-18                               5.65            2,030,000           1,930,475
Detroit Edison
 10-01-13                               6.40            6,325,000           6,581,681
Dominion Resources
 Sr Nts
 01-15-19                               8.88            5,105,000           5,839,558
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30            3,130,000           3,181,413
Duke Energy Carolinas LLC
 Sr Unsecured
 02-01-14                               6.30            6,370,000(s)        6,617,812
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38            9,880,000          10,215,841
Duke Energy Indiana
 1st Mtge
 08-15-38                               6.35              750,000             809,676
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50            2,040,000           1,871,700
 06-15-16                               7.75            1,235,000(s)        1,123,850
Exelon
 Sr Unsecured
 06-15-10                               4.45           11,905,000          11,789,414
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45            5,945,000           5,999,823


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Florida Power
 1st Mtge
 06-15-38                               6.40%          $1,260,000          $1,324,486
Indiana Michigan Power
 Sr Nts
 03-15-19                               7.00            6,570,000           6,412,183
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05           13,020,000          10,907,609
Jersey Central Power & Light
 Sr Unsecured
 02-01-19                               7.35            1,785,000           1,791,915
Majapahit Holding
 10-17-16                               7.75              480,000(c,d)        326,400
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56              163,621             161,576
Nevada Power
 08-01-18                               6.50            8,395,000           8,001,598
Nevada Power
 Series M
 03-15-16                               5.95            4,535,000           4,192,712
NiSource Finance
 03-01-13                               6.15            3,890,000           3,328,054
 03-15-18                               6.40            1,890,000           1,483,769
 01-15-19                               6.80            5,580,000           4,375,741
 09-15-20                               5.45            1,985,000           1,359,249
Northern States Power
 Sr Unsecured
 08-01-09                               6.88            8,930,000           9,032,686
NRG Energy
 02-01-16                               7.38            9,935,000           9,165,038
PacifiCorp
 1st Mtge
 09-15-13                               5.45            5,095,000           5,317,606
 07-15-38                               6.35            1,675,000           1,700,882
Portland General Electric
 03-15-10                               7.88            3,165,000           3,195,767
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90            4,390,000           4,950,811
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40            3,160,000           2,660,395
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13            7,935,000           8,981,898
Sierra Pacific Power
 Series M
 05-15-16                               6.00           13,555,000          12,549,449
                                                                      ---------------
Total                                                                     185,008,630
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30            4,943,559(o)        4,836,778
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.9%)
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75            3,895,000           4,099,530
 08-01-27                               6.70            6,687,000           6,712,297
Cott Beverages USA
 12-15-11                               8.00            2,563,000           1,384,020
Dr Pepper Snapple Group
 05-01-18                               6.82           18,820,000          17,521,476
Molson Coors Capital Finance
 09-22-10                               4.85           13,415,000(c)       13,498,589
SABMiller
 01-15-14                               5.70           20,215,000(c,d)     19,374,035
                                                                      ---------------
Total                                                                      62,589,947
-------------------------------------------------------------------------------------

GAMING (0.2%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13            6,454,000           3,291,540
MGM MIRAGE
 02-27-14                               5.88            1,779,000(s)          720,495
 07-15-15                               6.63            1,686,000             657,540
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38            2,505,000(d)        1,415,325
                                                                      ---------------
Total                                                                       6,084,900
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

GAS DISTRIBUTORS (0.2%)
Southern California Gas
 1st Mtge
 03-15-14                               5.50%          $4,940,000          $5,231,638
-------------------------------------------------------------------------------------

GAS PIPELINES (2.3%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            8,660,000           8,777,681
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80           14,603,000          13,392,075
El Paso
 Sr Unsecured
 12-12-13                              12.00            3,075,000           3,259,500
 06-15-14                               6.88              965,000             852,886
 02-15-16                               8.25            1,080,000             993,600
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75            2,345,000           2,399,472
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80            2,975,000(d)        2,528,226
Northwest Pipeline
 Sr Unsecured
 06-15-16                               7.00            5,870,000           5,805,759
 04-15-17                               5.95            9,860,000           9,087,207
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            9,256,000(d)        7,897,164
Southern Star Central
 Sr Nts
 03-01-16                               6.75            1,460,000           1,175,300
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40           11,329,000          10,864,715
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00            8,665,000           8,782,957
                                                                      ---------------
Total                                                                      75,816,542
-------------------------------------------------------------------------------------

HEALTH CARE (0.8%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65            3,860,000           3,771,294
Community Health Systems
 07-15-15                               8.88            9,190,000(s)        8,696,038
DaVita
 03-15-13                               6.63            3,500,000           3,412,500
HCA
 Sr Secured
 02-15-17                               9.88            4,525,000(d)        4,321,375
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63            4,615,000(l)        3,853,525
Omnicare
 12-15-13                               6.75            2,370,000           2,204,100
 12-15-15                               6.88              355,000             330,150
Select Medical
 02-01-15                               7.63            1,175,000             722,625
                                                                      ---------------
Total                                                                      27,311,607
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            3,370,000           2,453,583
 03-15-17                               5.95            1,685,000           1,101,575
                                                                      ---------------
Total                                                                       3,555,158
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (4.1%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               2.40            2,175,000(j)        2,151,754
 09-15-16                               5.95           13,215,000          11,763,147
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75            8,795,000(c)        7,020,387
Chesapeake Energy
 01-15-16                               6.63            5,260,000(s)        4,300,050
 01-15-16                               6.88            4,570,000           3,758,825
Denbury Resources
 Sr Sub Nts
 03-01-16                               9.75            2,055,000           1,931,700
EnCana Holdings Finance
 05-01-14                               5.80            9,010,000(c)        8,745,584


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
EnCana
 Sr Unsecured
 11-01-11                               6.30%         $17,330,000(c)      $17,931,698
 10-15-13                               4.75            6,305,000(c)        5,934,277
 08-15-37                               6.63            2,465,000(c)        2,054,647
Forest Oil
 Sr Nts
 02-15-14                               8.50            3,930,000(d)        3,576,300
Nexen
 Sr Unsecured
 11-20-13                               5.05            3,275,000(c)        3,019,060
 05-15-37                               6.40           10,743,000(c)        7,581,528
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50            3,125,000(d)        3,078,125
Quicksilver Resources
 08-01-15                               8.25            6,120,000           4,957,200
SandRidge Energy
 06-01-18                               8.00            5,740,000(d)        4,505,900
XTO Energy
 Sr Unsecured
 06-15-13                               4.63              755,000             722,009
 02-01-14                               4.90           21,995,000          20,857,881
 01-31-15                               5.00            6,965,000           6,465,714
 06-30-15                               5.30           11,615,000          11,050,279
                                                                      ---------------
Total                                                                     131,406,065
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.8%)
Marathon Oil
 Sr Nts
 02-15-19                               7.50            2,920,000           2,836,503
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90           11,760,000          10,475,409
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80           11,560,000(c)        8,512,876
Suncor Energy
 Sr Unsecured
 06-01-39                               6.85            3,320,000(c)        2,400,955
TNK-BP Finance
 03-13-18                               7.88              545,000(c,d)        321,550
                                                                      ---------------
Total                                                                      24,547,293
-------------------------------------------------------------------------------------

LIFE INSURANCE (1.2%)
MetLife
 02-15-19                               7.72            5,335,000           5,147,656
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13           15,785,000(d)       14,886,794
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40           11,265,000(d)       10,228,726
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30            8,140,000           7,566,350
                                                                      ---------------
Total                                                                      37,829,526
-------------------------------------------------------------------------------------

MEDIA CABLE (1.1%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.00            3,150,000(d)        2,803,500
Comcast
 03-15-11                               5.50           13,135,000          13,315,170
 03-15-37                               6.45            7,140,000(s)        6,130,918
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50            3,145,000(d)        3,042,788
 02-15-19                               8.63            1,085,000(d)        1,022,613
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13            2,670,000           2,716,725
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63            3,505,000           3,364,800
Videotron
 04-15-18                               9.13              465,000(c,d)        458,606
 04-15-18                               9.13            1,530,000(c,d)      1,537,650
Virgin Media Finance
 04-15-14                               8.75            1,405,000(c)        1,262,744
                                                                      ---------------
Total                                                                      35,655,514
-------------------------------------------------------------------------------------

MEDIA NON CABLE (3.3%)
British Sky Broadcasting Group
 02-15-18                               6.10           14,415,000(c,d)     12,905,533
EchoStar DBS
 10-01-13                               7.00            4,415,000           4,116,988
 10-01-14                               6.63            3,653,000           3,287,700
 02-01-16                               7.13            2,945,000           2,657,863


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Intelsat Subsidiary Holding
 Sr Unsecured
 01-15-15                               8.88%            $615,000(c,d)       $570,413
Lamar Media
 08-15-15                               6.63            7,578,000           4,887,810
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70            8,595,000           6,500,201
News America
 12-15-35                               6.40            4,188,000           3,289,310
 11-15-37                               6.65            3,610,000           2,918,440
 01-09-38                               6.75            2,970,000           2,991,544
Nielsen Finance LLC
 08-01-14                              10.00            3,485,000           2,875,125
Rainbow Natl Services LLC
 09-01-12                               8.75            1,850,000(d)        1,852,313
Reed Elsevier Capital
 08-01-11                               6.75            7,680,000           7,462,208
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           20,400,000          14,918,009
Thomson Reuters
 08-15-09                               4.25            6,430,000(c)        6,463,905
 07-15-13                               5.95            3,320,000(c)        3,278,935
 10-01-14                               5.70           16,400,000(c)       16,248,266
 07-15-18                               6.50            9,720,000(c)        9,108,593
                                                                      ---------------
Total                                                                     106,333,156
-------------------------------------------------------------------------------------

METALS (0.3%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38            9,820,000           8,469,750
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.3%)
General Electric Capital
 Sr Unsecured
 01-10-39                               6.88           10,610,000           8,586,047
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.3%)
Gaz Capital
 Secured
 11-22-16                               6.21            1,255,000(c,d)        831,438
KazMunaiGaz Finance
 07-02-18                               9.13              720,000(c,d)        473,162
Weatherford Intl
 03-01-19                               9.63            6,825,000(c)        6,971,655
 03-15-38                               7.00            1,425,000(c)        1,014,576
                                                                      ---------------
Total                                                                       9,290,831
-------------------------------------------------------------------------------------

PACKAGING (0.3%)
Crown Americas LLC/Capital
 11-15-15                               7.75            4,475,000           4,508,562
Owens-Brockway Glass Container
 05-15-13                               8.25            4,320,000           4,363,200
Vitro
 02-01-17                               9.13            4,465,000(b,c)      1,127,413
                                                                      ---------------
Total                                                                       9,999,175
-------------------------------------------------------------------------------------

PAPER (0.1%)
Georgia-Pacific LLC
 01-15-17                               7.13            1,970,000(d,s)      1,807,475
NewPage
 Sr Secured
 05-01-12                              10.00            3,530,000           1,067,825
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              890,000(b,r)         77,875
                                                                      ---------------
Total                                                                       2,953,175
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Roche Holdings
 03-01-39                               7.00            2,780,000(d)        2,913,079
-------------------------------------------------------------------------------------

RAILROADS (0.7%)
CSX
 Sr Unsecured
 03-15-12                               6.30            4,400,000           4,309,131
 03-15-13                               5.75           10,785,000          10,249,503
 04-01-15                               6.25           10,349,000           9,631,183
                                                                      ---------------
Total                                                                      24,189,817
-------------------------------------------------------------------------------------

RETAILERS (0.1%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20            2,060,000           2,068,819
-------------------------------------------------------------------------------------

TECHNOLOGY (0.3%)
SunGard Data Systems
 08-15-13                               9.13            3,246,000           2,759,100


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
TECHNOLOGY (CONT.)
Tyco Electronics Group
 10-01-12                               6.00%          $1,720,000(c)       $1,516,003
 01-15-14                               5.95            7,850,000(c)        6,938,053
                                                                      ---------------
Total                                                                      11,213,156
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.9%)
Erac USA Finance
 10-15-17                               6.38           23,290,000(d)       15,227,573
FedEx
 Sr Nts
 01-15-19                               8.00           13,570,000          14,186,357
                                                                      ---------------
Total                                                                      29,413,930
-------------------------------------------------------------------------------------

TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       15,000,000,000(c)          926,098
-------------------------------------------------------------------------------------

WIRELESS (1.0%)
Centennial Communications
 Sr Nts
 01-01-13                               7.19            4,005,000(j)        3,984,975
Nextel Communications
 Series D
 08-01-15                               7.38            4,480,000           2,060,800
Nextel Communications
 Series E
 10-31-13                               6.88              310,000             147,250
Rogers Communications
 08-15-18                               6.80            8,830,000(c)        8,818,962
Sprint Capital
 01-30-11                               7.63            6,800,000           5,899,000
US Cellular
 Sr Unsecured
 12-15-33                               6.70            5,685,000           4,079,619
Verizon Wireless Capital LLC
 Sr Unsecured
 02-01-14                               5.55            7,445,000(d)        7,401,730
                                                                      ---------------
Total                                                                      32,392,336
-------------------------------------------------------------------------------------

WIRELINES (5.5%)
AT&T
 Sr Unsecured
 03-15-11                               6.25           14,811,000          15,443,326
 01-15-38                               6.30            5,605,000           4,992,274
 02-15-39                               6.55            9,055,000           8,403,049
Frontier Communications
 Sr Unsecured
 03-15-19                               7.13            1,770,000           1,486,800
Qwest
 Sr Unsecured
 10-01-14                               7.50            7,220,000           6,416,775
 06-15-15                               7.63            2,030,000           1,811,775
Telecom Italia Capital
 11-15-13                               5.25           24,965,000(c)       22,419,893
Telefonica Europe
 09-15-10                               7.75           19,171,000(c)       20,143,698
TELUS
 Sr Unsecured
 06-01-11                               8.00           41,981,000(c)       43,482,241
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88           41,117,000          42,011,706
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            3,290,000           3,348,508
Windstream
 08-01-16                               8.63            5,560,000           5,337,600
 03-15-19                               7.00            2,700,000           2,322,000
                                                                      ---------------
Total                                                                     177,619,645
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $3,787,127,356)                                                 $3,545,419,860
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%          $7,730,000          $4,026,093
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $7,716,800)                                                         $4,026,093
-------------------------------------------------------------------------------------



SENIOR LOANS (1.7%)(t)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (0.2%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD           $2,200,032(g,u)       $821,338
 05-05-13                               3.69%           8,835,838           3,298,683
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD              477,909(g,u)        178,418
 05-05-13                               3.75            1,921,996             717,539
                                                                      ---------------
Total                                                                       5,015,978
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.2%)
West Corp
 Term B2 Loan
 10-24-13                          2.82-2.85            7,805,502           5,691,538
-------------------------------------------------------------------------------------

ELECTRIC (0.1%)
Energy Future Holdings LLC
 Tranche B3 Term Loan
 TBD                                     TBD            3,401,389(g,u)      2,104,609
 10-10-14                          3.95-4.45            8,503,472           5,261,523
                                                                      ---------------
Total                                                                       7,366,132
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Pinnacle Foods Finance LLC
 Term Loan
 04-02-14                               3.16            6,024,709           4,881,099
-------------------------------------------------------------------------------------

HEALTH CARE (--%)
HCA
 Tranche B1 Term Loan
 11-18-13                               3.71              126,406             106,050
-------------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications Operating LLC
 Term Loan
 03-06-14                          3.18-3.36            6,375,957           5,068,184
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Idearc
 Tranche B Term Loan
 11-17-14                          2.48-3.46            2,604,767             909,506
Nielsen Finance LLC
 Term Loan
 08-09-13                               2.45            5,795,898(c)        4,552,215
                                                                      ---------------
Total                                                                       5,461,721
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.2%)
Dresser
 Tranche B Term Loan
 05-04-14                          2.73-3.49            7,166,795           5,098,673
-------------------------------------------------------------------------------------

PAPER (0.1%)
Georgia-Pacific LLC
 Tranche B Term Loan
 12-20-12                          2.96-4.19                7,209               6,212
NewPage
 Term Loan
 TBD                                     TBD            8,877,000(g,u)      5,501,520
 12-22-14                               5.31            1,157,078             717,099
                                                                      ---------------
Total                                                                       6,224,831
-------------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
SunGard Data Systems
 Term Loan
 02-28-14                          2.20-2.99            5,386,260           4,489,124
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Hertz
 Letter of Credit
 TBD                                     TBD              124,230(g,u)         81,915
 12-21-12                               1.53              248,460             163,829


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
TRANSPORTATION SERVICES (CONT.)
Hertz
 Tranche B Term Loan
 TBD                                     TBD             $694,031(g,u)       $457,630
 12-21-12                          2.20-2.65%           1,388,061             915,260
                                                                      ---------------
Total                                                                       1,618,634
-------------------------------------------------------------------------------------

WIRELINES (0.1%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD            7,735,000(g,u)      4,215,575
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS)
(Cost: $60,231,513)                                                       $55,237,539
-------------------------------------------------------------------------------------




COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
PAPER & FOREST PRODUCTS
Crown Paper Escrow                                   6,950,000(b,o)                $7
TOTAL COMMON STOCKS
(Cost: $--)                                                                         7
-------------------------------------------------------------------------------------




MONEY MARKET FUND (7.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%             249,118,002(w)       $249,118,002
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $249,118,002)                                                     $249,118,002
-------------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (9.1%)
                                                       SHARES                VALUE(a)
JPMorgan Prime Money Market Fund                    293,327,710          $293,327,710
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $293,327,710)                                                     $293,327,710
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,397,521,381)(x)                                              $4,147,129,211
=====================================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT FEB. 28, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Long Bond, 20-year          169       $20,845,094    June 2009      $(482,021)
U.S. Treasury Note, 2-
  year                           366        79,279,033    July 2009       (114,971)
U.S. Treasury Note, 5-
  year                        (4,130)     (485,500,870)  April 2009     (1,797,815)
U.S. Treasury Note, 5-
  year                          (230)      (26,814,766)   July 2009         29,477
U.S. Treasury Note, 10-
  year                        (1,070)     (130,222,349)  March 2009      1,896,363
------------------------------------------------------------------------------------
Total                                                                    $(468,967)
------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT FEB. 28, 2009



                          REFERENCED      BUY/SELL   PAY/RECEIVE    EXPIRATION                      UNREALIZED
COUNTERPARTY                ENTITY       PROTECTION   FIXED RATE       DATE       NOTIONAL AMOUNT  APPRECIATION
---------------------------------------------------------------------------------------------------------------
Goldman Sachs          Home Depot            Buy          .50     March 20, 2011     $1,920,000       $59,462
---------------------------------------------------------------------------------------------------------------
Goldman Sachs          ConAgra Foods         Buy          .18     Sept. 20, 2011      3,895,000        28,039
---------------------------------------------------------------------------------------------------------------
Citibank               Reed Elsevier         Buy          .26     Sept. 20, 2011      1,915,000        53,372
                       Capital
---------------------------------------------------------------------------------------------------------------
Goldman Sachs          FirstEnergy           Buy          .60      Dec. 20, 2011      1,750,000        20,064
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank    Cardinal Health       Buy         .225      June 20, 2012      3,860,000        36,908
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank    NiSource Finance      Buy          .55      Dec. 20, 2012      3,890,000       576,782
---------------------------------------------------------------------------------------------------------------
Total                                                                                                $774,627
---------------------------------------------------------------------------------------------------------------




FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEB. 28, 2009



                        CURRENCY TO BE         CURRENCY TO BE      UNREALIZED     UNREALIZED
EXCHANGE DATE              DELIVERED              RECEIVED        APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
March 11, 2009                   7,643,000            9,619,938           $--        $(66,622)
                    European Monetary Unit          U.S. Dollar
---------------------------------------------------------------------------------------------
March 11, 2009                   4,984,000            6,344,134        27,528              --
                    European Monetary Unit          U.S. Dollar
---------------------------------------------------------------------------------------------
March 11, 2009                  65,957,000            9,884,696       498,804              --
                           Norwegian Krone          U.S. Dollar
---------------------------------------------------------------------------------------------
March 11, 2009                   7,495,000            6,485,864        77,692              --
                               Swiss Franc          U.S. Dollar
---------------------------------------------------------------------------------------------
March 11, 2009                  16,040,462           24,360,000            --        (480,841)
                               U.S. Dollar    Australian Dollar
---------------------------------------------------------------------------------------------
March 11, 2009                     408,064              640,000           727              --
                               U.S. Dollar    Australian Dollar
---------------------------------------------------------------------------------------------
March 11, 2009                   6,445,423          608,163,000            --        (212,061)
                               U.S. Dollar         Japanese Yen
---------------------------------------------------------------------------------------------
March 11, 2009                  10,178,653           18,910,000            --        (717,201)
                               U.S. Dollar   New Zealand Dollar
---------------------------------------------------------------------------------------------
Total                                                                $604,751     $(1,476,725)
---------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2009, the value of foreign securities represented 9.0% of net assets.


--------------------------------------------------------------------------------
30  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $193,201,833 or 6.0% of net assets.

(e) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Feb. 28, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $671,693,305. See Note 1 to the financial statements.

(h) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance
     MBIA   --   MBIA Insurance Corporation


(i) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2009.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(n) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2009.

(o)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     --------------------------------------------------------------------------
     Banc of America Funding*
       Series 2006-2 Cl N1
       7.25% 2046                         11-14-06 thru 10-14-08       $286,277
     Crown Paper Escrow
       Common                                    04-16-07                    --
     United Artist Theatre Circuit
       Pass-Through Ctfs
       9.30% 2015                         02-23-96 thru 08-12-96      4,784,489


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(p) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2009:

                            PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                 AMOUNT        DATE       RECEIVABLE       VALUE
     ---------------------------------------------------------------------------
     Federal Natl Mtge
       Assn
      03-01-24 5.50%       $13,000,000    03-17-09    $13,426,563    $13,475,306


(q)  Negligible market value.

(r)  This position is in bankruptcy.

(s) At Feb. 28, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(t) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(u) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.


--------------------------------------------------------------------------------
32  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(v) At Feb. 28, 2009, investments in securities included securities valued at $13,272,061 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(w) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(x) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $4,397,521,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $63,336,000
     Unrealized depreciation                         (313,728,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(250,392,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                         FAIR VALUE AT FEB. 28, 2009
                      ----------------------------------------------------------------
                           LEVEL 1          LEVEL 2
                        QUOTED PRICES        OTHER          LEVEL 3
                          IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                         MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION           IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------
Investments in
  securities             $856,397,627    $3,238,554,152   $52,177,432   $4,147,129,211
Other financial
  instruments*               (468,967)          (97,347)           --         (566,314)
--------------------------------------------------------------------------------------
Total                    $855,928,660    $3,238,456,805   $52,177,432   $4,146,562,897
--------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                 INVESTMENTS IN
                                                   SECURITIES
---------------------------------------------------------------
Balance as of Aug. 31, 2008                        $90,234,544
  Accrued discounts/premiums                          (784,860)
  Realized gain (loss)                              (7,464,861)
  Change in unrealized appreciation
    (depreciation)                                 (11,565,684)
  Net purchases (sales)                             (9,446,863)
  Transfers in and/or out of Level 3                (8,794,844)
---------------------------------------------------------------
Balance as of Feb. 28, 2009                        $52,177,432
---------------------------------------------------------------







--------------------------------------------------------------------------------
34  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  35

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
FEB. 28, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $3,855,075,669)           $3,604,683,499
  Affiliated money market fund (identified cost $249,118,002)         249,118,002
  Investments of cash collateral received for securities on loan
    (identified cost $293,327,710)                                    293,327,710
---------------------------------------------------------------------------------
Total investments in securities (identified cost $4,397,521,381)    4,147,129,211
Foreign currency holdings (identified cost $67,520)                        63,105
Capital shares receivable                                              23,293,877
Dividends and accrued interest receivable                              32,328,744
Receivable for investment securities sold                             232,646,868
Unrealized appreciation on forward foreign currency contracts             604,751
Unrealized appreciation on swap contracts                                 774,627
---------------------------------------------------------------------------------
Total assets                                                        4,436,841,183
---------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable
  $13,426,563)                                                         13,475,306
Disbursements in excess of cash                                            28,573
Dividends payable to shareholders                                       1,756,899
Capital shares payable                                                  5,742,073
Payable for investment securities purchased                           217,075,535
Payable for securities purchased on a forward-commitment basis        671,693,305
Payable upon return of securities loaned                              293,327,710
Variation margin payable on futures contracts                             824,871
Unrealized depreciation on forward foreign currency contracts           1,476,725
Accrued investment management services fees                                39,984
Accrued distribution fees                                                 523,430
Accrued transfer agency fees                                               12,120
Accrued administrative services fees                                        5,456
Accrued plan administration services fees                                  12,181
Other accrued expenses                                                    271,973
---------------------------------------------------------------------------------
Total liabilities                                                   1,206,266,141
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $3,230,575,042
---------------------------------------------------------------------------------



--------------------------------------------------------------------------------
36  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REPRESENTED BY
Capital stock -- $.01 par value                                    $    7,388,588
Additional paid-in capital                                          3,756,220,136
Excess of distributions over net investment income                     (1,825,032)
Accumulated net realized gain (loss)                                 (280,196,592)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (251,012,058)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $3,230,575,042
---------------------------------------------------------------------------------
*Including securities on loan, at value                            $  287,118,567
---------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $1,855,839,496          424,538,198                       $4.37(1)
Class B                     $  228,953,596           52,385,585                       $4.37
Class C                     $   35,588,809            8,139,899                       $4.37
Class I                     $  540,978,429          123,592,552                       $4.38
Class R2                    $       10,779                2,464                       $4.37
Class R3                    $        9,039                2,067                       $4.37
Class R4                    $   62,314,688           14,273,068                       $4.37
Class R5                    $        9,023                2,067                       $4.37
Class W                     $  506,871,183          115,922,859                       $4.37
-------------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $4.59. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  37

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED FEB. 28, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $  86,775,555
Income distributions from affiliated money market fund                 1,357,326
Fee income from securities lending                                       604,059
  Less foreign taxes withheld                                             (4,106)
--------------------------------------------------------------------------------
Total income                                                          88,732,834
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    7,469,436
Distribution fees
  Class A                                                              2,254,038
  Class B                                                              1,163,816
  Class C                                                                159,939
  Class R2                                                                    24
  Class R3                                                                    11
  Class W                                                                732,950
Transfer agency fees
  Class A                                                              1,408,362
  Class B                                                                194,598
  Class C                                                                 25,693
  Class R2                                                                     2
  Class R3                                                                     2
  Class R4                                                                16,886
  Class R5                                                                     2
  Class W                                                                586,360
Administrative services fees                                           1,016,624
Plan administration services fees
  Class R2                                                                    12
  Class R3                                                                    11
  Class R4                                                                84,430
Compensation of board members                                             56,438
Custodian fees                                                           107,252
Printing and postage                                                     151,000
Registration fees                                                         78,750
Professional fees                                                         50,516
Other                                                                     38,290
--------------------------------------------------------------------------------
Total expenses                                                        15,595,442
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (1,624,350)
  Earnings and bank fee credits on cash balances                          (8,655)
--------------------------------------------------------------------------------
Total net expenses                                                    13,962,437
--------------------------------------------------------------------------------
Investment income (loss) -- net                                       74,770,397
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
38  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ (93,276,709)
  Foreign currency transactions                                        1,741,328
  Futures contracts                                                  (35,067,625)
  Swap transactions                                                       38,838
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (126,564,168)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (84,159,858)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (210,724,026)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(135,953,629)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      FEB. 28, 2009   AUG. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $   74,770,397  $  152,258,368
Net realized gain (loss) on investments                                (126,564,168)      4,060,405
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (84,159,858)   (142,483,859)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (135,953,629)     13,834,914
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (42,623,309)    (84,539,939)
    Class B                                                              (4,631,013)    (10,768,502)
    Class C                                                                (635,910)       (828,277)
    Class I                                                             (15,331,508)    (22,019,428)
    Class R2                                                                   (217)           (290)
    Class R3                                                                   (219)           (308)
    Class R4                                                             (1,631,671)     (3,476,394)
    Class R5                                                                   (229)           (328)
    Class W                                                             (13,716,255)    (18,133,130)
---------------------------------------------------------------------------------------------------
Total distributions                                                     (78,570,331)   (139,766,596)

---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
40  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      FEB. 28, 2009   AUG. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     $  294,620,892  $  386,502,419
  Class B shares                                                         34,707,309      80,268,108
  Class C shares                                                         10,091,770      20,510,381
  Class I shares                                                         58,512,021     193,548,806
  Class R2 shares                                                             1,728              --
  Class R4 shares                                                        11,764,423      31,152,017
  Class W shares                                                         88,283,154     529,049,476
Fund Merger (Note 8)
  Class A shares                                                                 --      52,349,504
  Class B shares                                                                 --      13,151,218
  Class C shares                                                                 --       1,247,150
  Class I shares                                                                 --     250,084,366
  Class R2 shares                                                                --           4,925
  Class R3 shares                                                                --           4,925
  Class R4 shares                                                                --          11,052
  Class R5 shares                                                                --           4,913
  Class W shares                                                                 --           4,890
Reinvestment of distributions at net asset value
  Class A shares                                                         35,166,779      71,053,046
  Class B shares                                                          4,177,762       9,967,093
  Class C shares                                                            554,184         747,742
  Class I shares                                                         15,201,345      22,202,710
  Class R2 shares                                                                 9              --
  Class R4 shares                                                         1,616,599       3,527,696
  Class W shares                                                         13,609,140      18,163,448
Payments for redemptions
  Class A shares                                                       (281,495,450)   (458,212,241)
  Class B shares                                                        (49,409,187)   (142,424,544)
  Class C shares                                                         (4,787,368)     (6,555,566)
  Class I shares                                                       (186,646,058)   (137,684,266)
  Class R4 shares                                                       (22,025,002)    (34,245,276)
  Class W shares                                                       (209,033,703)    (92,614,678)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (185,089,653)    811,819,314
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (399,613,613)    685,887,632
Net assets at beginning of period                                     3,630,188,655   2,944,301,023
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $3,230,575,042  $3,630,188,655
---------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                             $   (1,825,032) $    1,974,902
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.65        $4.81        $4.77        $4.89        $4.87
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(b)       .22(b)       .21(b)       .19          .18
Net gains (losses) (both realized and
 unrealized)                                          (.28)        (.17)         .05         (.11)         .03
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.18)         .05          .26          .08          .21
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.21)        (.21)        (.20)        (.19)
Tax return of capital                                   --           --         (.01)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.21)        (.22)        (.20)        (.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.37        $4.65        $4.81        $4.77        $4.89
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $1,856       $1,920       $1,937       $2,013       $1,774
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .94%(e)      .95%         .97%         .99%        1.02%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .83%(e)      .89%         .89%         .89%         .94%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.50%(e)     4.68%        4.43%        4.09%        3.67%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            160%         226%         295%         281%         300%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (3.76%)(j)     .93%        5.54%        1.64%        4.38%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Feb. 28, 2009 and for the year ended Aug. 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnovers would have been 70% for the six months ended Feb. 28, 2009 and 122% for the year ended Aug. 31, 2008, respectively.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Feb. 28, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
42  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                      2009(l)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.65        $4.81        $4.77        $4.89        $4.88
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(b)       .19(b)       .18(b)       .16          .15
Net gains (losses) (both realized and
 unrealized)                                          (.27)        (.18)         .04         (.12)         .01
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.19)         .01          .22          .04          .16
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.17)        (.18)        (.16)        (.15)
Tax return of capital                                   --           --         (.00)(c)       --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.17)        (.18)        (.16)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.37        $4.65        $4.81        $4.77        $4.89
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $229         $254         $304         $402         $484
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.71%(f)     1.71%        1.73%        1.76%        1.78%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.59%(f)     1.65%        1.65%        1.65%        1.70%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.75%(f)     3.91%        3.66%        3.31%        2.92%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(i)                            160%         226%         295%         281%         300%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                     (4.12%)(k)     .16%        4.74%         .88%        3.39%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Feb. 28, 2009 and for the year ended Aug. 31, 2008.
(i) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnovers would have been 70% for the six months ended Feb. 28, 2009 and 122% for the year ended Aug. 31, 2008, respectively.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended Feb. 28, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                      2009(l)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.65        $4.81        $4.77        $4.90        $4.88
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(b)       .19(b)       .18(b)       .16          .15
Net gains (losses) (both realized and
 unrealized)                                          (.27)        (.18)         .04         (.13)         .02
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.19)         .01          .22          .03          .17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.17)        (.18)        (.16)        (.15)
Tax return of capital                                   --           --         (.00)(c)       --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.17)        (.18)        (.16)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.37        $4.65        $4.81        $4.77        $4.90
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $36          $32          $17          $17          $18
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.70%(f)     1.70%        1.73%        1.76%        1.79%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.58%(f)     1.65%        1.65%        1.66%        1.70%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.75%(f)     3.93%        3.67%        3.31%        2.93%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(i)                            160%         226%         295%         281%         300%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                     (4.12%)(k)     .16%        4.73%         .66%        3.60%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Feb. 28, 2009 and for the year ended Aug. 31, 2008.
(i) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnovers would have been 70% for the six months ended Feb. 28, 2009 and 122% for the year ended Aug. 31, 2008, respectively.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended Feb. 28, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
44  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.65        $4.82        $4.78        $4.89        $4.88
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(b)       .24(b)       .23(b)       .21          .20
Net gains (losses) (both realized and
 unrealized)                                          (.27)        (.18)         .04         (.11)         .02
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.16)         .06          .27          .10          .22
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.23)        (.22)        (.21)        (.21)
Tax return of capital                                   --           --         (.01)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.11)        (.23)        (.23)        (.21)        (.21)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.38        $4.65        $4.82        $4.78        $4.89
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $541         $693         $386         $276          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .54%(e)      .55%         .56%         .55%         .60%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .47%(e)      .53%         .54%         .54%         .60%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.88%(e)     5.09%        4.80%        4.59%        4.01%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            160%         226%         295%         281%         300%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.36%)(i)    1.07%        5.90%        2.19%        4.53%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Feb. 28, 2009 and for the year ended Aug. 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnovers would have been 70% for the six months ended Feb. 28, 2009 and 122% for the year ended Aug. 31, 2008, respectively.
(i) Not annualized.
(j) Six months ended Feb. 28, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  45

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                      2009(l)          2008     2007(b)
Net asset value, beginning of period                 $4.65        $4.80        $4.81
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .09          .21          .14
Net gains (losses) (both realized and
 unrealized)                                          (.27)        (.16)        (.02)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.18)         .05          .12
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.20)        (.13)
Tax return of capital                                   --           --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.20)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.37        $4.65        $4.80
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.33%(g)     1.34%        1.32%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.02%(g)     1.08%        1.32%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.29%(g)     4.53%        4.06%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(j)                            160%         226%         295%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.85%)(k)     .84%        2.70%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Feb. 28, 2009 and for the year ended Aug. 31, 2008.
(j) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnovers would have been 70% for the six months ended Feb. 28, 2009 and 122% for the year ended Aug. 31, 2008, respectively.
(k) Not annualized.
(l) Six months ended Feb. 28, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
46  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                      2009(l)          2008     2007(b)
Net asset value, beginning of period                 $4.65        $4.80        $4.81
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .10          .23          .15
Net gains (losses) (both realized and
 unrealized)                                          (.28)        (.17)        (.02)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.18)         .06          .13
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.21)        (.14)
Tax return of capital                                   --           --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.21)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.37        $4.65        $4.80
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.09%(g)     1.08%        1.06%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .76%(g)      .83%        1.06%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.59%(g)     4.79%        4.33%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(j)                            160%         226%         295%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.73%)(k)    1.11%        2.90%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Feb. 28, 2009 and for the year ended Aug. 31, 2008.
(j) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnovers would have been 70% for the six months ended Feb. 28, 2009 and 122% for the year ended Aug. 31, 2008, respectively.
(k) Not annualized.
(l) Six months ended Feb. 28, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  47

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.64        $4.80        $4.77        $4.89        $4.88
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(b)       .23(b)       .22(b)       .20          .19
Net gains (losses) (both realized and
 unrealized)                                          (.27)        (.17)         .04         (.12)         .02
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.17)         .06          .26          .08          .21
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.22)        (.22)        (.20)        (.20)
Tax return of capital                                   --           --         (.01)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.22)        (.23)        (.20)        (.20)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.37        $4.64        $4.80        $4.77        $4.89
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $62          $75          $78         $173         $202
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .84%(e)      .85%         .83%         .82%         .86%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .77%(e)      .76%         .73%         .73%         .78%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.58%(e)     4.81%        4.53%        4.24%        3.85%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            160%         226%         295%         281%         300%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.52%)(i)    1.03%        5.49%        1.81%        4.34%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Feb. 28, 2009 and for the year ended Aug. 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnovers would have been 70% for the six months ended Feb. 28, 2009 and 122% for the year ended Aug. 31, 2008, respectively.
(i) Not annualized.
(j) Six months ended Feb. 28, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
48  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                      2009(l)          2008     2007(b)
Net asset value, beginning of period                 $4.64        $4.80        $4.81
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .11          .24          .17
Net gains (losses) (both realized and
 unrealized)                                          (.27)        (.18)        (.02)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.16)         .06          .15
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.22)        (.16)
Tax return of capital                                   --           --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.11)        (.22)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.37        $4.64        $4.80
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .59%(g)      .59%         .59%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .52%(g)      .58%         .57%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.81%(g)     5.02%        4.81%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(j)                            160%         226%         295%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.40%)(k)    1.22%        3.25%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Feb. 28, 2009 and for the year ended Aug. 31, 2008.
(j) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnovers would have been 70% for the six months ended Feb. 28, 2009 and 122% for the year ended Aug. 31, 2008, respectively.
(k) Not annualized.
(l) Six months ended Feb. 28, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  49

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Aug. 31,                      2009(l)          2008     2007(b)
Net asset value, beginning of period                 $4.65        $4.81        $4.82
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .10          .22          .15
Net gains (losses) (both realized and
 unrealized)                                          (.28)        (.17)          --
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.18)         .05          .15
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.21)        (.16)
Tax return of capital                                   --           --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.21)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.37        $4.65        $4.81
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $507         $655         $223
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .99%(g)      .99%         .98%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .92%(g)      .98%         .97%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.44%(g)     4.56%        4.32%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(j)                            160%         226%         295%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.80%)(k)     .82%        2.71%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Feb. 28, 2009 and for the year ended Aug. 31, 2008.
(j) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnovers would have been 70% for the six months ended Feb. 28, 2009 and 122% for the year ended Aug. 31, 2008, respectively.
(k) Not annualized.
(l) Six months ended Feb. 28, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
50  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO FEB. 28, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Diversified Bond Fund (the Fund) is a series of RiverSource Diversified Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Diversified Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in bonds and other debt securities including securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Feb. 28, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


VALUATION OF SECURITIES
Effective Sept. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock

--------------------------------------------------------------------------------
52  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Feb. 28, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Feb. 28, 2009 was $4,868,540 representing 0.15% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Feb. 28, 2009, the Fund has outstanding when-issued securities of $657,737,658 and other forward-commitments of $13,955,647.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Feb. 28, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the

--------------------------------------------------------------------------------
54  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Feb. 28, 2009, foreign currency holdings were entirely comprised of Indonesian rupiahs.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment that may be made by the Fund may equal the notional amount (shown in the Credit Default Swap Contracts Outstanding table following the Portfolio of Investments), at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. At Feb. 28, 2009, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.


--------------------------------------------------------------------------------
56  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

CMBS TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund. At Feb. 28, 2009, the Fund had no outstanding CMBS total return swap contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of the future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses, market discount and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Feb. 28, 2009, the Fund was not a party to any credit derivative contracts under which the Fund was the seller of credit protection. As such, those credit derivative contracts to which the Fund was a party at Feb. 28, 2009 are not within the scope of this pronouncement.


--------------------------------------------------------------------------------
58  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Feb. 28, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

SECURITY LITIGATION SETTLEMENTS
Litigation proceeds from Enron Corp. related to portfolio securities no longer included in the portfolio are recorded as realized gains. Proceeds received during the six months ended Feb. 28, 2009 were $133,574.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase. The management fee for the six months ended Feb. 28, 2009 was 0.45% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Feb. 28, 2009 was 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Feb. 28, 2009, other expenses paid to this company were $11,576.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares

--------------------------------------------------------------------------------
60  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $7,196,000 and $230,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $653,650 for Class A, $83,053 for Class B and $6,230 for Class C for the six months ended Feb. 28, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Feb. 28, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.83%
Class B.............................................  1.59
Class C.............................................  1.58
Class I.............................................  0.47
Class R2............................................  1.02
Class R3............................................  0.76
Class R4............................................  0.77
Class R5............................................  0.52
Class W.............................................  0.92


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $410,552
Class B..........................................    52,996
Class C..........................................     7,776


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................    $12
Class R3...........................................     11
Class R4...........................................  1,346


The management fees waived/reimbursed at the Fund level were $1,151,657.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.83%
Class B.............................................  1.59
Class C.............................................  1.58
Class I.............................................  0.47
Class R2............................................  1.27
Class R3............................................  1.02
Class R4............................................  0.77
Class R5............................................  0.52
Class W.............................................  0.92


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Feb. 28, 2009, the Fund's custodian and transfer agency fees were reduced by $8,655 as a result of earnings and bank fee credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $17,995 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $5,846,699,664 and $5,786,384,876, respectively, for the six months ended Feb. 28, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
62  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED FEB. 28, 2009
                                       ISSUED FOR
                                       REINVESTED                        NET
                            SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------
Class A                  67,204,267    8,034,822    (63,844,669)      11,394,420
Class B                   7,852,255      955,147    (11,187,154)      (2,379,752)
Class C                   2,280,799      126,721     (1,085,073)       1,322,447
Class I                  13,196,720    3,466,092    (42,035,403)     (25,372,591)
Class R2                        395            2             --              397
Class R4                  2,660,537      369,641     (5,018,438)      (1,988,260)
Class W                  19,820,557    3,110,457    (47,978,306)     (25,047,292)
------------------------------------------------------------------------------------



                                          YEAR ENDED AUG. 31, 2008
                                             ISSUED FOR
                                             REINVESTED                        NET
                     SOLD     FUND MERGER  DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------
Class A           80,328,319   10,921,606    14,809,220   (95,553,562)      10,505,583
Class B           16,633,194    2,743,904     2,076,386   (29,781,790)      (8,328,306)
Class C            4,270,266      260,158       156,349    (1,369,182)       3,317,591
Class I           40,548,778   52,110,117     4,637,299   (28,465,148)      68,831,046
Class R2                  --        1,027            --            --            1,027
Class R3                  --        1,027            --            --            1,027
Class R4           6,464,647        2,309       736,110    (7,142,397)          60,669
Class R5                  --        1,027            --            --            1,027
Class W          110,115,534        1,020     3,800,802   (19,306,233)      94,611,123
------------------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments and the value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Feb. 28, 2009, securities valued at $287,118,567 were on loan secured by cash collateral of $293,327,710 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $599,566 earned from securities lending from Dec. 1, 2008 through Feb. 28, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse RiverSource Investments, LLC for expenses incurred by it in connection with the lending program. Expenses paid to RiverSource Investments, LLC as securities lending agent were $1,161 through Nov. 30, 2008 and are included in other expenses in the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $4,493 earned from securities lending from Sept. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource

--------------------------------------------------------------------------------
64  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $541,297,433 and $622,032,139, respectively, for the six months ended Feb. 28, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Feb. 28, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Feb. 28, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. FUND MERGER

At the close of business on March 14, 2008, RiverSource Diversified Bond Fund acquired the assets and assumed the identified liabilities of RiverSource Core Bond Fund. The reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource Diversified Bond Fund immediately before the acquisition were $3,162,732,908 and the combined net assets immediately after the acquisition were $3,479,595,851.

The merger was accomplished by a tax-free exchange of 33,460,754 shares of RiverSource Core Bond Fund valued at $316,862,943.

In exchange for the RiverSource Core Bond Fund shares and net assets, RiverSource Diversified Bond Fund issued the following number of shares:

                                                    SHARES
------------------------------------------------------------
Class A.........................................  10,921,606
Class B.........................................   2,743,904
Class C.........................................     260,158
Class I.........................................  52,110,117
Class R2........................................       1,027
Class R3........................................       1,027
Class R4........................................       2,309
Class R5........................................       1,027
Class W.........................................       1,020


The components of RiverSource Core Bond Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                                  EXCESS
                                                                            DISTRIBUTIONS OVER
                     TOTAL        CAPITAL     UNREALIZED   ACCUMULATED NET    NET INVESTMENT
                  NET ASSETS       STOCK     DEPRECIATION   REALIZED LOSS         INCOME
----------------------------------------------------------------------------------------------
RiverSource
  Core Bond
  Fund.........  $316,862,943  $322,093,199   $(3,350,834)   $(1,764,611)        $(114,811)




--------------------------------------------------------------------------------
66  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



9. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $123,970,058 at Aug. 31, 2008, that if not offset by capital gains will expire as follows:

2009               2010          2012          2013          2014
$56,247,571    $49,658,521    $5,227,159    $2,996,287    $9,840,520


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Aug. 31, 2008, the Fund had a post-October loss of $1,853,459 that is treated for income tax purposes as occurring on Sept. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.


--------------------------------------------------------------------------------
68  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  69

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
70  RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2009 SEMIANNUAL REPORT  71

RIVERSOURCE DIVERSIFIED BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6490 Z (4/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RiverSource Diversified Income Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 1, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date May 1, 2009